TAXES (Details 3) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 4,518,531	$ 2,507,683
Income taxes payable	1,983,945	833,476
Other taxes payable	299,978	183,994
Totals	$ 6,802,454	$ 3,525,153